Condensed Consolidated Interim Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Common shares par value	$ 0	$ 0	$ 0
Common shares issued	8,516,894	5,560,829
Common shares outstanding	8,516,894	5,560,829
Previously Reported [Member]
Common shares issued		5,554,456	4,732,090
Common shares outstanding		5,554,456	4,732,090